ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 18, 2021	Dec. 13, 2009	Jul. 01, 2007	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Jun. 30, 2021	Jun. 09, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price of assets			$ 1,800,000
Aggregate exercise price					$ 1,800,000
Stock Issued During Period, Value, Restricted Stock Award, Gross				$ 136,350			$ 21,840
Improved profitability									$ 8,400,000
Net income loss									9,924,859	$ 18,331,208	$ 3,594,261
Cash									4,500,000	1,100,000
Net income loss									9,924,859	17,694,775	$ 3,582,332	[1]
Working capital deficiency									6,300,000	$ 17,400,000
Sale of stock, shares issued						1,200,000		3,140,740
Net proceeds from issuance of stock						$ 4,730,000		$ 13,100,000
Revolving Credit Facility [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit									8,000,000
Cryptocurrency Mining [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue									5,500,000
Gross Profit									2,700,000
Taoping Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	612,245
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 1,800,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net profit received, percentage		95.00%
Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares outstanding, percentage														26.90%
Taoping New Media Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage														100.00%
Net income loss									(550,000)
Business combination step acquisition shares percentage													100.00%
Revenue									$ 1,780,000
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage														51.00%

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.